Earnings per share (Tables)	12 Months Ended
Dec. 31, 2017
Basic earnings per share [abstract]
Schedule of earnings per share
	2017	2016	2015
Income/ (loss) attributable to equity holders of the Group	63,491	43,236	(11,039)
Weighted average number of shares (thousands)	148,118	148,118	148,118
Basic income/(loss) per share of continuing operations	0.43	0.29	(0.07)

	2017	2016	2015
(Loss)/ income of discontinued operations attributable to equity holders of the Group	-	(9,477)	116,529
Weighted average number of shares (thousands)	148,118	148,118	148,118
Basic (loss)/ income per share of discontinued operations	-	(0.06)	0.79

	2017	2016	2015
Income attributable to equity holders of the Group	63,491	33,759	105,490
Weighted average number of shares (thousands)	148,118	148,118	148,118
Basic income per share of continuing and discontinued operations	0.43	0.23	0.71